American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
June 30, 2026

Core Plus Fund - Schedule of Investments
JUNE 30, 2026 (UNAUDITED)

		Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 37.3%
Aerospace and Defense — 0.1%
Boeing Co., 5.71%, 5/1/40		220,000	223,822
Carpenter Technology Corp., 5.625%, 3/1/34(1)		150,000	150,074
			373,896
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 6.25%, 5/6/29		755,000	780,719
Automobile Components — 0.2%
Goodyear Tire & Rubber Co., 8.875%, 7/15/32		671,000	677,267
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30		550,000	579,863
Ford Motor Credit Co. LLC, 6.05%, 11/5/31		45,000	45,571
General Motors Financial Co., Inc., 6.15%, 7/15/35		185,000	192,881
			818,315
Banks — 5.7%
ABN AMRO Bank NV, VRN, 3.32%, 3/13/37(1)		200,000	179,999
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)		765,000	754,405
Bank of America Corp., VRN, 5.51%, 1/24/36		660,000	674,232
Bank of America Corp., VRN, 5.49%, 4/23/37		890,000	886,812
Bank of Montreal, VRN, 5.30%, 6/2/37		575,000	575,789
Bank of Montreal, VRN, 7.70%, 5/26/84		1,349,000	1,411,730
Bank of Nova Scotia, VRN, 4.90%, 6/5/32		440,000	439,014
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		1,445,000	1,525,267
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, 6/3/31(1)		304,000	308,180
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)		690,000	676,994
BPCE SA, VRN, 3.65%, 1/14/37(1)		470,000	424,041
Dresdner Funding Trust I, 8.15%, 6/30/31(1)		877,000	942,554
Fifth Third Bank NA, VRN, 5.33%, 8/25/33		752,000	751,935
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		975,000	1,011,109
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)		860,000	835,290
HBOS PLC, 6.00%, 11/1/33(1)		523,000	540,742
HSBC Holdings PLC, 6.50%, 9/15/37		946,000	1,024,894
Intesa Sanpaolo SpA, VRN, 6.01%, 6/29/37(1)		339,000	341,390
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30		590,000	585,058
JPMorgan Chase & Co., VRN, 4.35%, 1/22/32		330,000	323,349
JPMorgan Chase & Co., VRN, 4.62%, 4/23/32		578,000	571,457
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35		676,000	703,401
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37		570,000	566,110
JPMorgan Chase & Co., VRN, 4.26%, 2/22/48		570,000	471,841
mBank SA, VRN, 4.78%, 9/25/35	EUR	800,000	937,416
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31		270,000	268,841
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36		705,000	699,969
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82		202,000	208,917
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84		400,000	415,302
U.S. Bancorp, VRN, 5.72%, 5/20/41		410,000	411,472
UWM Holdings LLC, 6.25%, 3/15/31(1)		348,000	310,417
Webster Financial Corp., VRN, 5.78%, 9/11/35		455,000	458,792
Wells Fargo & Co., VRN, 5.61%, 4/23/36		530,000	543,509
Wells Fargo & Co., VRN, 5.43%, 1/23/47		255,000	245,064
Wells Fargo & Co., VRN, 5.01%, 4/4/51		355,000	318,333

Zions Bancorp NA, VRN, 6.82%, 11/19/35	815,000	858,764
		22,202,389
Beverages — 0.1%
Maple Parent Holdings Corp., 5.70%, 3/26/36(1)	422,000	427,394
Biotechnology — 0.3%
Amgen, Inc., 5.65%, 3/2/53	440,000	428,543
BioMarin Pharmaceutical, Inc., 5.50%, 2/15/34(1)	260,000	255,604
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	300,000	305,899
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	200,000	208,652
		1,198,698
Broadline Retail — 0.2%
Amazon.com, Inc., 4.55%, 3/13/33	500,000	492,044
Amazon.com, Inc., 4.875%, 3/13/36	405,000	398,836
		890,880
Building Products — 0.5%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	1,120,000	1,044,082
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	394,000	375,673
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	80,000	80,535
Standard Industries, Inc., 4.375%, 7/15/30(1)	574,000	545,581
		2,045,871
Capital Markets — 3.1%
Ares Strategic Income Fund, 5.70%, 3/15/28	259,000	258,709
Blackstone Private Credit Fund, 3.25%, 3/15/27	650,000	642,038
Blackstone Private Credit Fund, 5.95%, 7/16/29	553,000	553,370
Blue Owl Capital Corp., 3.40%, 7/15/26	575,000	574,596
Blue Owl Credit Income Corp., 7.75%, 9/16/27	585,000	597,770
Blue Owl Credit Income Corp., 7.75%, 1/15/29	605,000	623,863
Citadel Finance LLC, 5.90%, 2/10/30(1)	1,294,000	1,305,339
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	404,000	394,663
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	355,000	368,294
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	700,000	683,701
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	295,000	290,420
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	620,000	616,889
Golub Capital BDC, Inc., 2.05%, 2/15/27	632,000	618,311
Golub Capital BDC, Inc., 7.05%, 12/5/28	465,000	477,774
Golub Capital Private Credit Fund, 5.45%, 8/15/28	590,000	583,695
HPS Corporate Lending Fund, 5.45%, 1/14/28	160,000	159,439
HPS Corporate Lending Fund, 4.90%, 9/11/28	330,000	323,509
HPS Corporate Lending Fund, 6.25%, 9/30/29	137,000	137,977
Morgan Stanley, VRN, 4.81%, 4/16/32	540,000	535,915
Morgan Stanley, VRN, 6.63%, 11/1/34	810,000	879,320
Morgan Stanley, VRN, 5.83%, 4/19/35	155,000	160,872
Northern Trust Corp., VRN, 3.375%, 5/8/32	661,000	652,916
Oaktree Strategic Credit Fund, 6.50%, 7/23/29	480,000	483,475
		11,922,855
Chemicals — 0.6%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	570,000	587,080
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	550,000	537,249
Ecolab, Inc., 5.15%, 6/15/33	560,000	567,905
Ecolab, Inc., 5.35%, 6/15/36	435,000	442,667
		2,134,901
Commercial Services and Supplies — 0.0%
GFL Environmental Holdings U.S., Inc., 5.625%, 7/1/31(1)	165,000	165,109
Construction Materials — 0.3%
Eagle Materials, Inc., 5.00%, 3/15/36	394,000	381,248

Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	250,000	255,414
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	408,000	416,113
		1,052,775
Consumer Finance — 0.8%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	730,000	714,772
Avilease Capital Ltd., 5.50%, 6/30/31(1)	270,000	272,108
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	450,000	435,729
Capital One Financial Corp., VRN, 4.72%, 1/30/32	505,000	498,324
Capital One Financial Corp., VRN, 2.36%, 7/29/32	460,000	399,448
Capital One Financial Corp., VRN, 5.40%, 1/30/37	394,000	388,966
Navient Corp., 9.375%, 10/15/31	442,000	440,870
		3,150,217
Containers and Packaging — 0.1%
Owens-Brockway Glass Container, Inc., 9.50%, 6/1/33(1)	211,000	216,302
Diversified Consumer Services — 0.0%
Massachusetts Institute of Technology, 5.62%, 6/1/55	45,000	46,036
Novant Health, Inc., 3.17%, 11/1/51	210,000	138,856
		184,892
Diversified REITs — 1.3%
American Assets Trust LP, 3.375%, 2/1/31	705,000	644,773
Boston Properties LP, 5.75%, 1/15/35	525,000	530,237
Equinix Europe 2 Financing Corp. LLC, 4.70%, 3/15/33	475,000	463,090
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	493,000	488,686
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	409,000	401,407
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	285,000	279,453
Kilroy Realty LP, 3.05%, 2/15/30	175,000	161,694
Kilroy Realty LP, 2.50%, 11/15/32	300,000	249,108
Kilroy Realty LP, 5.875%, 10/15/35	390,000	385,632
Piedmont Operating Partnership LP, 6.875%, 7/15/29	28,000	29,232
Piedmont Operating Partnership LP, 2.75%, 4/1/32	24,000	20,575
Piedmont Operating Partnership LP, 5.625%, 1/15/33	820,000	816,715
Trust 2401, 7.70%, 1/23/32(1)	523,000	558,773
		5,029,375
Diversified Telecommunication Services — 1.2%
AT&T, Inc., 6.20%, 10/30/56	386,000	381,829
Beacon Point DC LLC, 6.13%, 11/30/42(1)	430,000	433,866
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	895,000	908,247
HUT 8 DC LLC, 6.19%, 11/15/42(1)	300,000	303,991
Space Exploration Technologies Corp., 5.65%, 7/15/33(1)	386,000	383,810
Space Exploration Technologies Corp., 5.875%, 7/15/36(1)	386,000	381,111
Space Exploration Technologies Corp., 6.60%, 7/15/46(1)	280,000	272,475
Space Exploration Technologies Corp., 6.65%, 7/15/56(1)	215,000	207,564
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	827,000	836,385
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	577,000	582,494
		4,691,772
Electric Utilities — 2.6%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	378,000	390,244
Chpe LLC, 5.10%, 6/30/33(1)	181,000	180,576
Comision Federal de Electricidad, 6.05%, 1/28/34(1)	258,000	252,902
Commonwealth Edison Co., 5.95%, 6/1/55	443,000	451,577
Constellation Energy Generation LLC, 5.30%, 6/1/36	460,000	457,747
COX Asset Mexico SA de CV, 7.75%, 5/8/36(1)	428,000	438,272
Duke Energy Florida LLC, 5.95%, 11/15/52	260,000	267,170
Duke Energy Progress LLC, 5.35%, 3/15/53	165,000	155,913
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	1,076,000	1,066,586

Hydro One, Inc., 4.75%, 5/30/31	769,000	770,666
MidAmerican Energy Co., 5.85%, 9/15/54	1,072,000	1,087,787
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	289,000	288,942
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	564,000	562,938
NRG Energy, Inc., 6.125%, 5/15/36(1)	434,000	434,387
Pacific Gas & Electric Co., 6.30%, 8/15/56	484,000	482,381
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	290,671
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	378,000	375,063
Southern Co. Gas Capital Corp., VRN, 6.05%, 9/15/56	378,000	378,617
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	1,050,000	1,087,941
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	508,000	502,212
		9,922,592
Electrical Equipment — 0.1%
Hubbell, Inc., 5.15%, 6/15/36	195,000	194,212
Entertainment — 0.1%
Beignet Investor LLC, 6.58%, 5/30/49(1)	509,000	519,510
Financial Services — 1.8%
Antares Holdings LP, 6.35%, 10/23/29(1)	815,000	812,418
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	751,000	773,808
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	525,000	517,789
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	515,000	507,425
Essent Group Ltd., 6.25%, 7/1/29	925,000	954,033
Experian Finance U.S., Inc., 5.35%, 8/24/36(1)	680,000	677,333
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	250,000	246,923
NMI Holdings, Inc., 6.00%, 8/15/29	925,000	945,016
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	938,000	951,180
Rocket Cos., Inc., 6.125%, 8/1/30(1)	310,000	315,471
Rocket Cos., Inc., 6.375%, 8/1/33(1)	345,000	351,284
		7,052,680
Food Products — 0.3%
Mars, Inc., 5.70%, 5/1/55(1)	180,000	177,455
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	1,025,000	978,568
		1,156,023
Gas Utilities — 0.1%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	195,681
Promigas SA ESP/Gases del Pacifico SAC, VRN, 7.75%, 6/24/56(1)	230,000	234,025
		429,706
Ground Transportation — 0.2%
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	572,000	557,345
United Rentals North America, Inc., 6.00%, 12/15/29(1)	325,000	330,508
		887,853
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 4.65%, 3/15/36	550,000	534,261
Abbott Laboratories, 5.50%, 3/15/56	420,000	411,626
Baxter International, Inc., 4.90%, 12/15/30	340,000	337,555
Baxter International, Inc., 5.65%, 12/15/35	207,000	205,420
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	740,000	756,166
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(1)	465,000	463,042
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(1)	280,000	278,507
		2,986,577
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	785,000	773,246
Centene Corp., 4.25%, 12/15/27	756,000	752,412
CVS Health Corp., 6.00%, 6/1/44	415,000	419,346
CVS Health Corp., VRN, 7.00%, 3/10/55	332,000	344,829

Duke University Health System, Inc., 3.92%, 6/1/47	118,000	94,219
HCA, Inc., 5.30%, 5/15/36	1,030,000	1,023,598
HCA, Inc., 6.20%, 3/1/55	132,000	134,484
Humana, Inc., VRN, 6.625%, 9/15/56	406,000	404,920
Kaiser Foundation Hospitals, 3.00%, 6/1/51	235,000	152,790
UnitedHealth Group, Inc., 5.30%, 6/15/35	161,000	164,034
UnitedHealth Group, Inc., 5.05%, 4/15/53	545,000	490,219
		4,754,097
Hotels, Restaurants and Leisure — 0.7%
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	575,000	573,396
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	733,000	704,928
Carnival Corp. Ltd., 4.00%, 8/1/28(1)	563,000	552,863
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	411,000	410,561
Marriott International, Inc., 5.10%, 5/1/38	255,000	246,027
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	290,000	294,171
		2,781,946
Household Durables — 0.2%
Whirlpool Corp., 7.50%, 7/1/31(1)	570,000	578,235
Independent Power and Renewable Electricity Producers — 0.1%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	396,203	402,641
Insurance — 1.6%
Allianz SE, VRN, 6.35%, 9/6/53(1)	200,000	208,887
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	265,000	267,219
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	420,000	389,094
Athene Global Funding, 5.53%, 7/11/31(1)	255,000	257,430
CNO Financial Group, Inc., 5.25%, 5/30/29	565,000	568,885
Global Atlantic Fin Co., 7.95%, 6/15/33(1)	940,000	1,040,611
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	882,000	875,888
MetLife, Inc., 6.40%, 12/15/66	970,000	992,069
MetLife, Inc., 10.75%, 8/1/69	380,000	493,693
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	1,135,000	1,137,660
		6,231,436
Interactive Media and Services — 0.7%
Alphabet, Inc., 4.80%, 2/15/36	480,000	472,042
Alphabet, Inc., 5.65%, 2/15/56	435,000	429,526
Meta Platforms, Inc., 4.60%, 11/15/32	635,000	624,597
Meta Platforms, Inc., 5.25%, 5/15/36	395,000	392,361
Meta Platforms, Inc., 5.50%, 11/15/45	215,000	199,619
Meta Platforms, Inc., 5.625%, 11/15/55	605,000	548,597
		2,666,742
IT Services — 0.3%
CoreWeave, Inc., 9.625%, 7/15/32(1)	758,000	747,615
International Business Machines Corp., 5.80%, 2/3/56	275,000	266,945
		1,014,560
Machinery — 0.7%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	595,000	593,445
Chart Industries, Inc., 7.50%, 1/1/30(1)	850,000	878,631
Flowserve Corp., 5.70%, 5/15/36	841,000	845,575
Weir Group, Inc., 5.35%, 5/6/30(1)	428,000	431,889
		2,749,540
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	803,000	793,354
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	234,000	221,989
Cox Communications, Inc., 5.70%, 6/15/33(1)	460,000	452,392
Discovery Communications LLC, 3.95%, 3/20/28	597,000	553,538

Discovery Communications LLC, 4.125%, 5/15/29	658,000	651,920
Lamar Media Corp., 3.75%, 2/15/28	555,000	544,951
Nexstar Media, Inc., 6.50%, 9/15/33(1)	466,000	466,281
Nexstar Media, Inc., 7.25%, 4/15/34(1)	552,000	551,141
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	1,085,000	1,057,146
Univision Communications, Inc., 8.875%, 4/15/33(1)	459,000	452,163
		5,744,875
Metals and Mining — 0.6%
ArcelorMittal SA, 5.375%, 5/19/36	438,000	434,403
Commercial Metals Co., 5.75%, 11/15/33(1)	560,000	556,997
Glencore Funding LLC, 5.51%, 4/1/36(1)	485,000	488,148
Mineral Resources Ltd., 6.00%, 5/1/32(1)	657,000	650,356
		2,129,904
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	525,000	513,395
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	1,415,000	1,468,054
		1,981,449
Multi-Utilities — 0.4%
Dominion Energy, Inc., 5.35%, 6/15/36	388,000	388,638
Sempra, 3.25%, 6/15/27	332,000	328,127
Sempra, VRN, 4.125%, 4/1/52	1,022,000	1,013,835
		1,730,600
Oil, Gas and Consumable Fuels — 2.4%
Azule Energy Finance PLC, 8.25%, 1/22/31(1)	218,000	218,304
Cenovus Energy, Inc., 5.40%, 3/20/36	232,000	230,115
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	199,000	196,018
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(1)	402,000	397,665
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(1)	423,000	424,867
Enbridge, Inc., VRN, 6.00%, 1/15/77	965,000	970,829
Energy Transfer LP, 6.125%, 12/15/45	325,000	323,193
Energy Transfer LP, 5.95%, 5/15/54	400,000	383,132
Energy Transfer LP, VRN, 8.00%, 5/15/54	542,000	575,642
Eni SpA, 5.25%, 5/18/36(1)	200,000	196,761
Eni SpA, 6.00%, 5/18/56(1)	200,000	197,546
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	945,000	941,696
Expand Energy Corp., 5.375%, 3/15/30	837,000	840,267
Matador Resources Co., 6.50%, 4/15/32(1)	275,000	276,647
NGPL PipeCo LLC, 5.60%, 8/15/36(1)	269,000	267,618
Occidental Petroleum Corp., 6.20%, 3/15/40	205,000	212,824
Occidental Petroleum Corp., 4.10%, 2/15/47	220,000	170,326
Ovintiv, Inc., 7.10%, 7/15/53	335,000	370,511
Permian Resources Operating LLC, 5.875%, 7/1/29(1)	242,000	242,092
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	299,000	293,394
Rio Grande LNG LLC, 5.75%, 6/30/36(1)(2)	524,000	522,357
Sunoco LP, 7.00%, 5/1/29(1)	289,000	297,105
Transcanada Trust, VRN, 5.30%, 3/15/77	346,000	346,182
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	541,000	573,882
		9,468,973
Passenger Airlines — 1.0%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	1,180,293	1,156,746
American Airlines, Inc., 7.25%, 2/15/28(1)	468,000	474,096
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	565,000	560,501
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	385,000	380,982
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)	400,000	396,737
United Airlines Holdings, Inc., 5.375%, 3/1/31	680,000	675,966

United Airlines, Inc., 4.625%, 4/15/29(1)	315,000	310,835
		3,955,863
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	565,000	550,001
Pharmaceuticals — 0.3%
Merck & Co., Inc., 5.20%, 5/22/36	440,000	445,625
Merck & Co., Inc., 5.70%, 9/15/55	267,000	268,841
Merck & Co., Inc., 5.85%, 5/22/56	308,000	315,680
		1,030,146
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 4.90%, 1/15/33	675,000	665,456
CBRE Services, Inc., 5.25%, 6/1/36	425,000	419,269
Essential Properties LP, 5.375%, 7/15/36	590,000	582,375
		1,667,100
Semiconductors and Semiconductor Equipment — 1.4%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	475,000	504,692
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	300,000	316,603
Foundry JV Holdco LLC, 6.30%, 1/25/39(1)	597,000	634,960
Intel Corp., 5.15%, 2/21/34	225,000	225,205
Intel Corp., 5.30%, 5/15/36	480,000	477,819
Intel Corp., 4.90%, 8/5/52	165,000	138,771
Intel Corp., 6.125%, 5/15/56	310,000	309,818
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	674,000	695,415
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	208,000	217,616
Marvell Technology, Inc., 5.30%, 4/15/36	455,000	452,906
NVIDIA Corp., 4.75%, 6/15/33	580,000	578,510
NVIDIA Corp., 5.55%, 6/15/46	445,000	441,958
NVIDIA Corp., 5.625%, 6/15/56	230,000	228,463
		5,222,736
Software — 1.3%
AppLovin Corp., 5.375%, 12/1/31	437,000	443,239
Intuit, Inc., 4.95%, 6/15/31	550,000	550,107
Oracle Corp., 4.80%, 9/26/32	660,000	628,265
Oracle Corp., 5.35%, 5/4/33	475,000	461,534
Oracle Corp., 5.20%, 9/26/35	487,000	456,133
Oracle Corp., 5.70%, 2/4/36	222,000	215,075
Oracle Corp., 6.90%, 11/9/52	270,000	259,063
ServiceNow, Inc., 5.05%, 5/15/33	275,000	274,794
ServiceNow, Inc., 5.40%, 5/15/36	225,000	224,990
ServiceNow, Inc., 6.30%, 5/15/56	218,000	222,281
Synopsys, Inc., 5.00%, 4/1/32	770,000	771,619
Workday, Inc., 3.80%, 4/1/32	431,000	401,480
		4,908,580
Specialized REITs — 0.3%
Crown Castle, Inc., 2.90%, 4/1/41	285,000	207,414
Crown Castle, Inc., 4.00%, 11/15/49	72,000	53,786
Crown Castle, Inc., 4.15%, 7/1/50	225,000	175,332
Crown Castle, Inc., 3.25%, 1/15/51	250,000	164,942
Iron Mountain, Inc., 6.25%, 1/15/35(1)	410,000	412,110
		1,013,584
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	38,000	38,986
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	369,000	382,703
		421,689

Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 4.75%, 7/15/31	100,000	99,420
Dell International LLC/EMC Corp., 5.30%, 4/1/32	186,000	189,230
		288,650
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	275,000	269,943
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	450,000	437,168
		707,111
Trading Companies and Distributors — 0.2%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	348,000	363,054
QXO Building Products, Inc., 6.875%, 7/15/34(1)	520,000	534,131
		897,185
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	240,000	247,296
TOTAL CORPORATE BONDS (Cost $144,633,947)		144,257,719
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 21.9%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 21.9%
FHLMC, 3.50%, 2/1/49	1,749,530	1,598,994
FHLMC, 3.50%, 5/1/50	284,447	260,625
FHLMC, 2.50%, 10/1/50	1,410,725	1,184,198
FHLMC, 2.50%, 5/1/51	1,932,295	1,633,102
FHLMC, 3.50%, 5/1/51	510,211	467,400
FHLMC, 3.00%, 7/1/51	1,267,406	1,116,359
FHLMC, 2.00%, 8/1/51	1,641,197	1,323,956
FHLMC, 3.00%, 12/1/51	398,129	348,747
FHLMC, 2.50%, 2/1/52	1,915,017	1,628,183
FHLMC, 3.00%, 2/1/52	1,804,263	1,595,848
FHLMC, 3.50%, 5/1/52	938,888	860,903
FHLMC, 4.00%, 5/1/52	845,226	797,200
FHLMC, 4.00%, 5/1/52	506,020	474,311
FHLMC, 4.00%, 6/1/52	2,220,478	2,089,023
FHLMC, 5.00%, 6/1/52	973,185	966,434
FHLMC, 5.00%, 7/1/52	581,850	579,878
FHLMC, 4.50%, 10/1/52	2,325,590	2,242,039
FHLMC, 4.50%, 10/1/52	725,358	701,076
FHLMC, 5.00%, 6/1/53	3,028,211	2,996,286
FHLMC, 5.00%, 6/1/53	1,747,042	1,729,218
FHLMC, 5.00%, 1/1/54	1,216,345	1,201,420
FHLMC, 5.00%, 12/1/54	1,244,002	1,225,935
FHLMC, 5.50%, 11/1/55	2,090,977	2,100,961
FHLMC, 5.50%, 1/1/56	2,084,957	2,095,746
FNMA, 4.00%, 2/1/46	342,516	326,608
FNMA, 4.00%, 4/1/46	275,260	262,447
FNMA, 2.50%, 6/1/50	532,295	450,465
FNMA, 2.50%, 12/1/51	1,320,166	1,122,197
FNMA, 2.50%, 2/1/52	699,079	592,812
FNMA, 3.00%, 2/1/52	1,920,339	1,696,733
FNMA, 3.00%, 2/1/52	1,245,771	1,100,704
FNMA, 2.00%, 3/1/52	2,851,469	2,321,414
FNMA, 3.00%, 3/1/52	1,088,348	962,923
FNMA, 3.00%, 4/1/52	1,578,831	1,396,465
FNMA, 4.00%, 4/1/52	1,418,720	1,333,897
FNMA, 4.00%, 4/1/52	465,307	437,853
FNMA, 4.00%, 4/1/52	459,516	432,505

FNMA, 3.00%, 5/1/52	1,133,576	1,004,402
FNMA, 3.50%, 5/1/52	1,168,562	1,062,494
FNMA, 4.00%, 5/1/52	1,439,136	1,346,743
FNMA, 3.50%, 6/1/52	1,309,231	1,195,122
FNMA, 2.50%, 7/1/52	844,922	711,245
FNMA, 4.50%, 7/1/52	412,281	398,395
FNMA, 4.50%, 9/1/52	706,826	686,088
FNMA, 5.00%, 9/1/52	884,015	880,247
FNMA, 5.50%, 1/1/53	2,537,782	2,564,169
FNMA, 5.50%, 3/1/53	586,447	593,858
FNMA, 4.50%, 8/1/53	516,273	498,586
FNMA, 5.50%, 3/1/54	2,944,262	2,969,908
FNMA, 4.50%, 4/1/54	3,831,024	3,696,640
FNMA, 5.50%, 12/1/55	8,332,781	8,366,970
GNMA, 5.00%, TBA	1,938,000	1,910,939
GNMA, 6.50%, 5/15/28	217	223
GNMA, 7.00%, 5/15/31	396	410
GNMA, 5.50%, 12/15/32	18,039	18,388
GNMA, 4.50%, 8/15/33	25,042	24,684
GNMA, 6.00%, 9/20/38	28,867	30,275
GNMA, 6.00%, 1/20/39	6,382	6,713
GNMA, 4.50%, 4/15/39	38,406	37,696
GNMA, 4.50%, 6/15/39	99,286	98,366
GNMA, 4.50%, 1/15/40	77,813	77,019
GNMA, 4.50%, 12/15/40	111,114	109,536
GNMA, 3.50%, 6/20/42	335,275	314,910
GNMA, 3.00%, 5/20/50	451,434	401,581
GNMA, 3.00%, 7/20/50	863,821	768,596
GNMA, 3.50%, 6/20/51	876,078	800,514
GNMA, 3.00%, 7/20/51	1,891,622	1,682,523
GNMA, 4.00%, 9/20/52	3,173,001	2,984,574
GNMA, 5.00%, 12/20/54	1,667,183	1,652,086
UMBS, 5.00%, TBA	3,226,000	3,170,307
UMBS, 5.50%, TBA	1,200,000	1,204,022
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $86,596,583)		84,923,094
ASSET-BACKED SECURITIES — 15.0%
AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)	830,670	831,731
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)	897,177	902,206
Avant Credit Card Master Trust, Series 2024-1A, Class B, 5.55%, 4/15/30(1)	866,000	865,691
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A1A, 4.85%, 1/25/56(1)	1,666,167	1,645,468
BHG Owner Loan Trust, Series 2026-1CON, Class D, 6.37%, 6/17/37(1)	1,100,000	1,103,281
Canon Music Issuer Trust, Series 2026-1A, Class A, SEQ, 5.52%, 5/1/76(1)	1,025,000	1,023,554
Capital Automotive REIT, Series 2024-2A, Class A2, SEQ, 5.25%, 5/15/54(1)	807,125	799,467
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	130,403	129,221
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	1,500,000	1,468,533
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	750,000	727,045
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	2,462,092	2,339,133
FinBe USA Trust, Series 2025-1A, Class A, SEQ, 5.70%, 12/15/28(1)	529,850	529,434
FIP Master Funding LLC, Series 2026-1A, Class A1, SEQ, 4.90%, 3/15/56(1)	1,393,837	1,379,752
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	449,802	448,458
Foundation Finance Trust, Series 2026-1A, Class D, 6.21%, 2/17/53(1)(2)	1,600,000	1,599,680
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	535,039	444,256
Island Finance Trust, Series 2025-1A, Class A, SEQ, 6.54%, 3/19/35(1)	1,000,000	1,004,117
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)	681,196	677,982

JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	1,975,344	1,956,268
Lendmark Funding Trust, Series 2026-1A, Class C, 5.40%, 11/20/35(1)	1,000,000	993,742
Lobel Automobile Receivables Trust, Series 2026-1, Class C, 6.05%, 11/15/29(1)	1,000,000	998,230
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	1,394,594	1,404,234
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	738,121	741,827
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69%, 7/15/32(1)	860,000	861,248
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	505,923	478,471
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(1)	1,398,547	1,368,114
Mulligan Asset Securitization III LLC, Series 2026-1A, Class A, SEQ, 5.86%, 5/15/33(1)	1,354,000	1,355,234
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	2,450,000	1,499,645
Pagaya AI Debt Grantor Trust, Series 2025-7, Class B, 5.06%, 5/15/33(1)	603,892	601,464
Pagaya AI Debt Grantor Trust, Series 2025-8, Class B, 5.41%, 7/15/33(1)	914,685	909,772
Pagaya AI Debt Grantor Trust, Series 2026-1, Class B, 5.37%, 9/15/33(1)	957,376	951,412
Pagaya AI Debt Grantor Trust, Series 2026-4, Class B, 6.25%, 1/16/34(1)	923,000	926,665
Purchasing Power Funding LLC, Series 2026-A, Class A, SEQ, 4.37%, 8/15/30(1)	1,418,000	1,400,818
RCKT Mortgage Trust, Series 2026-CES2, Class A1A, 4.76%, 2/25/56(1)	1,670,721	1,653,818
Reach ABS Trust, Series 2026-2A, Class D, 5.67%, 2/15/35(1)	1,000,000	999,768
Republic Finance Issuance Trust, Series 2026-A, Class C, 5.46%, 6/20/39(1)	1,000,000	994,373
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class B, 5.36%, 2/27/34(1)	987,000	984,721
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(1)	1,055,534	1,053,462
RNL PH Owner LLC, Series 2026-1A, Class A, SEQ, 4.91%, 3/20/56(1)	901,173	881,229
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)	1,766,605	1,750,612
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	1,806,387	1,787,199
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/25/56(1)	1,225,491	1,209,617
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	1,210,965	1,227,756
Spur Rail I LLC, Series 2026-1A, Class A, SEQ, 5.45%, 4/17/56(1)	1,058,326	1,056,838
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	1,403,397	1,361,680
SVC ABS LLC, Series 2026-1A, Class A, SEQ, 5.16%, 3/20/56(1)	920,066	907,678
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(1)	575,000	569,365
Thor LLC, Series 2026-A, Class B, 5.94%, 4/15/43(1)	942,017	936,917
Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 5.85%, 1/25/64(1)	551,261	551,997
Trackside Rail LLC, Series 2026-1A, Class A, SEQ, 4.89%, 3/20/56(1)	1,456,783	1,432,776
Triton Container Finance IX LLC, Series 2026-1A, Class B, 5.41%, 5/20/51(1)	993,750	988,796
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	1,271,000	1,264,254
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	1,000,000	1,024,991
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(1)	1,104,116	1,094,145
TOTAL ASSET-BACKED SECURITIES (Cost $58,712,863)		58,098,145
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.6%
Private Sponsor Collateralized Mortgage Obligations — 9.5%
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	1,888,385	1,862,478
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A2, 6.10%, 12/1/63(1)	210,310	210,521
BRAVO Residential Funding Trust, Series 2026-NQM4, Class A2, 5.49%, 3/25/66(1)	1,630,573	1,623,393
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	304,436	304,341
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, SEQ, VRN, 6.00%, 6/25/56(1)	1,476,914	1,478,972
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,393	1,366
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	436,527	437,142
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	61,871	61,754
COLT Mortgage Loan Trust, Series 2025-3, Class A2, 5.56%, 3/25/70(1)	871,524	870,252
COLT Mortgage Loan Trust, Series 2025-8, Class A3, 5.89%, 8/25/70(1)	683,735	684,579
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	906,000	909,310
GS Mortgage-Backed Securities Trust, Series 2025-PJ3, Class A4, VRN, 6.00%, 7/25/55(1)	493,700	494,799
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	846,818	839,155
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.18%, 2/25/32	6,980	6,850
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	441,866	441,417

JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	175,198	174,912
JP Morgan Mortgage Trust, Series 2024-12, Class A3, VRN, 5.50%, 6/25/55(1)	803,816	801,713
JP Morgan Mortgage Trust, Series 2024-12, Class A4, VRN, 6.00%, 6/25/55(1)	1,081,853	1,084,802
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	366	365
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	1,303,645	1,301,554
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A3, 5.85%, 2/25/56(1)	454,878	451,331
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	1,164,324	1,167,743
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A1, VRN, 4.89%, 4/25/66(1)	1,830,852	1,810,449
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A2, 5.61%, 9/25/66(1)	1,890,004	1,884,110
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A2, 5.81%, 7/25/66(1)	1,247,764	1,244,970
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-2, Class A4, VRN, 6.00%, 6/25/53(1)	753,020	753,154
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.73%, 1/26/71(1)	1,025,967	1,011,562
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(1)	707,446	700,698
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	1,362,754	1,360,585
PRKCM Trust, Series 2024-HOME1, Class A1, 6.43%, 5/25/59(1)	592	595
PRKCM Trust, Series 2026-AFC1, Class A1, VRN, 4.68%, 2/25/61(1)	1,456,870	1,435,126
PRKCM Trust, Series 2026-AFC2, Class A3, 5.72%, 4/25/61(1)	984,767	981,619
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	870,830	870,412
Rate Mortgage Trust, Series 2025-J1, Class A4, VRN, 6.00%, 3/25/55(1)	532,061	532,655
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.24%, (30-day average SOFR plus 1.65%), 7/25/56(1)	1,525,000	1,524,126
Santander Mortgage Asset Receivable Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 1/25/66(1)	1,097,698	1,082,050
Sequoia Mortgage Trust, Series 2024-2, Class A4, VRN, 5.92%, 3/25/54(1)	634,763	635,006
Sequoia Mortgage Trust, Series 2025-12, Class A5, SEQ, VRN, 5.00%, 12/25/55(1)	1,723,840	1,703,615
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.23%, (30-day average SOFR plus 1.60%), 5/25/56(1)	1,437,663	1,437,802
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	63,879	57,267
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	401,819	404,148
Verus Securitization Trust, Series 2026-2, Class A3, 5.05%, 2/25/71(1)	2,236,522	2,206,835
		36,845,533
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 3397, Class GF, VRN, 4.21%, (30-day average SOFR plus 0.61%), 12/15/37	47,669	47,625
FNMA, Series 2023-R05, Class 1M1, VRN, 5.53%, (30-day average SOFR plus 1.90%), 6/25/43(1)	157,477	158,196
GNMA, Series 2007-5, Class FA, VRN, 3.89%, (1-month SOFR plus 0.25%), 2/20/37	67,403	67,392
		273,213
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $37,348,856)		37,118,746
CONVERTIBLE PREFERRED SECURITIES — 4.9%
Banks — 4.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	403,409
Banco Bilbao Vizcaya Argentaria SA, 9.375%	200,000	218,499
Banco de Credito e Inversiones SA, 8.75%(1)	525,000	565,519
Banco Mercantil del Norte SA, 5.875%(1)	431,000	428,629
Banco Mercantil del Norte SA, 7.50%(1)	200,000	198,582
Banco Mercantil del Norte SA, 7.625%(1)	200,000	200,907
Banco Mercantil del Norte SA, 8.00%(1)	263,000	263,592
BNP Paribas SA, 8.50%(1)	2,010,000	2,120,490
Commerzbank AG, 7.50%	600,000	627,618
Credit Agricole SA, 4.75%(1)	556,000	539,898
HSBC Holdings PLC, 6.50%	935,000	946,252
HSBC Holdings PLC, 6.875%	989,000	1,016,865
ING Groep NV, 4.875%	2,145,000	2,077,368
ING Groep NV, 7.50%	1,050,000	1,084,193
Lloyds Banking Group PLC, 8.00%	960,000	1,024,982
Skandinaviska Enskilda Banken AB, 6.875%	1,000,000	1,018,817
Societe Generale SA, 9.375%(1)	910,000	959,402

Societe Generale SA, 10.00%(1)	875,000	955,289
Svenska Handelsbanken AB, 4.375%	1,000,000	994,590
Swedbank AB, 7.75%	1,600,000	1,692,261
		17,337,162
Capital Markets — 0.4%
UBS Group AG, 9.25%(1)	1,550,000	1,669,036
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $18,938,158)		19,006,198
PREFERRED SECURITIES — 2.9%
Banks — 1.4%
Citigroup, Inc., 7.625%	2,776,000	2,885,669
Citizens Financial Group, Inc., 4.00%	965,000	958,628
KeyCorp, 5.00%	755,000	756,331
Truist Financial Corp., 6.67%	965,000	964,851
		5,565,479
Consumer Finance — 0.9%
Ally Financial, Inc., 4.70%	985,000	954,556
Capital One Financial Corp., 3.95%	1,025,000	1,022,252
Capital One Financial Corp., 5.50%	465,000	464,401
Sumisho Air Lease Corp., 8.26%	800,000	806,584
Synchrony Financial, 7.25%	365,000	362,945
		3,610,738
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.35%	570,000	567,327
Oil, Gas and Consumable Fuels — 0.4%
Energy Transfer LP, 6.625%	1,310,000	1,321,252
TOTAL PREFERRED SECURITIES (Cost $11,045,346)		11,064,796
U.S. TREASURY SECURITIES — 2.7%
U.S. Treasury Bonds, 5.00%, 5/15/46	600,000	604,547
U.S. Treasury Bonds, 5.00%, 5/15/56	1,100,000	1,111,773
U.S. Treasury Notes, 4.125%, 8/31/30(3)	1,600,000	1,595,750
U.S. Treasury Notes, 3.50%, 2/28/31	300,000	291,223
U.S. Treasury Notes, 4.25%, 2/28/31(3)	1,100,000	1,101,998
U.S. Treasury Notes, 3.875%, 3/31/31	3,700,000	3,647,969
U.S. Treasury Notes, 4.25%, 5/31/33	2,000,000	1,992,812
TOTAL U.S. TREASURY SECURITIES (Cost $10,414,182)		10,346,072
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.6%
BBCMS Mortgage Trust, Series 2024-5C27, Class AS, SEQ, VRN, 6.41%, 7/15/57	1,337,000	1,380,308
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	752,000	567,088
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.24%, (1-month SOFR plus 1.61%), 11/15/38(1)	469,000	464,849
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	625,000	499,018
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	860,000	864,309
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	1,355,000	1,365,870
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	970,000	972,487
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,968,090)		6,113,929
BANK LOAN OBLIGATIONS(4) — 1.3%
Aerospace and Defense — 0.3%
TransDigm, Inc., 2025 Term Loan K, 3/22/30(5)	1,337,000	1,338,618
Automobile Components — 0.3%
Clarios Global LP, 2024 USD Term Loan B, 5/6/30(5)	1,115,000	1,117,442

Entertainment — 0.4%
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.14%, (1-month SOFR plus 2.50%), 6/3/33	1,515,481	1,517,784
Media — 0.0%
Charter Communications Operating LLC, 2023 Term Loan B4, 12/7/30(5)	100,000	98,994
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5/5/28(5)	1,030,000	1,034,001
TOTAL BANK LOAN OBLIGATIONS (Cost $5,108,029)		5,106,839
MUNICIPAL SECURITIES — 1.3%
California Public Finance Authority Rev., (Children's Hospital Los Angeles Obligated Group), 5.40%, 11/15/36 (AG)	205,000	205,441
California State University Rev., 2.98%, 11/1/51	400,000	277,577
Escambia County Health Facilities Authority Rev., (Baptist Hospital, Inc. Obligated Group), 3.61%, 8/15/40 (AG)	105,000	86,038
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	387,000	318,600
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	595,000	527,371
Houston GO, 3.96%, 3/1/47	255,000	220,492
Los Angeles Community College District GO, 6.75%, 8/1/49	130,000	140,975
Metropolitan St. Louis Sewer District Rev., Series C, 3.26%, 5/1/45	250,000	198,125
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	580,000	443,797
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	50,000	50,956
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	40,000	45,695
New York GO, Series B-1, 5.83%, 10/1/53	750,000	760,863
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	455,000	333,831
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	150,000	140,299
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	225,000	141,283
State of California GO, 7.60%, 11/1/40	25,000	29,969
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	65,000	67,428
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	100,000	102,722
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	460,000	464,121
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	70,000	73,897
University of California Rev., 3.07%, 5/15/51	220,000	152,360
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)	80,000	81,350
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)	90,000	91,779
TOTAL MUNICIPAL SECURITIES (Cost $5,805,532)		4,954,969
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%
Mexico — 0.7%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	1,558,000	1,566,257
Mexico Government International Bonds, 6.25%, 8/27/37	1,017,000	1,018,317
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,562,305)		2,584,574
SHORT-TERM INVESTMENTS — 4.0%
Commercial Paper(6) — 3.9%
Aquitaine Funding Co. LLC, 3.77%, 7/1/26(1)	7,550,000	7,549,227
Fastnet Funding Co. LLC, 3.77%, 7/1/26(1)	7,550,000	7,549,228
		15,098,455
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	294,999	294,999
TOTAL SHORT-TERM INVESTMENTS (Cost $15,394,999)		15,393,454
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $402,528,890)		398,968,535
OTHER ASSETS AND LIABILITIES — (3.2)%		(12,185,325)
TOTAL NET ASSETS — 100.0%		$386,783,210

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	996,175	EUR	856,159	Morgan Stanley & Co. LLC	9/16/26	$14,834
GBP	3,785,783	USD	5,016,454	Morgan Stanley & Co. LLC	9/16/26	5,171
USD	5,032,395	GBP	3,751,937	Citibank NA	9/16/26	55,664
NZD	3,233,493	USD	1,893,989	Morgan Stanley & Co. LLC	9/16/26	(52,851)
USD	17,357	NZD	29,691	JPMorgan Chase Bank NA	9/16/26	451
USD	1,873,702	NZD	3,203,802	Morgan Stanley & Co. LLC	9/16/26	49,470
						$72,739

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	76	September 2026	$8,351,688	$17,827
U.S. Treasury Long Bonds	125	September 2026	14,187,500	232,373
U.S. Treasury Ultra Bonds	208	September 2026	24,160,500	489,417
			$46,699,688	$739,617
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	3	September 2026	$337,406	$(3,146)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31	$3,564,000	$(254,119)	$(38,115)	$(292,234)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley	BZDIOVRA	Pay	12.98%	1/2/31	BRL	15,000,000	$(144,391)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $185,248,632, which represented 47.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,356,880.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$144,257,719	—
U.S. Government Agency Mortgage-Backed Securities	—	84,923,094	—
Asset-Backed Securities	—	58,098,145	—
Collateralized Mortgage Obligations	—	37,118,746	—
Convertible Preferred Securities	—	19,006,198	—
Preferred Securities	—	11,064,796	—
U.S. Treasury Securities	—	10,346,072	—
Commercial Mortgage-Backed Securities	—	6,113,929	—
Bank Loan Obligations	—	5,106,839	—
Municipal Securities	—	4,954,969	—
Sovereign Governments and Agencies	—	2,584,574	—
Short-Term Investments	$294,999	15,098,455	—
	$294,999	$398,673,536	—
Other Financial Instruments
Futures Contracts	$739,617	—	—
Forward Foreign Currency Exchange Contracts	—	$125,590	—
	$739,617	$125,590	—

Liabilities
Other Financial Instruments
Futures Contracts	$3,146	—	—
Swap Agreements	—	$436,625	—
Forward Foreign Currency Exchange Contracts	—	52,851	—
	$3,146	$489,476	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.